Schedule of Investments
(unaudited)
March 31, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Capital Markets — 0.0%
Ardagh MP USA, Inc. , (Acquired 08/02/21 , cost
$ 25,124 )
(a) (b)
..................... 2,555 $ 8,662
Containers & Packaging — 0.1%
Crown Holdings, Inc. ................. 201 15,931
Electrical Equipment — 0.1%
Sensata Technologies Holding plc ......... 588 21,603
Hotels, Restaurants & Leisure — 0.1%
Aramark .......................... 387 12,585
Metals & Mining — 0.2%
Constellium SE , Class A
(a)
.............. 1,837 40,616
Oil, Gas & Consumable Fuels — 0.0%
NGL Energy Partners LP
(a)
.............. 1,229 7,079
Specialized REITs — 0.2%
VICI Properties, Inc. .................. 1,736 51,716
Total Common Stocks — 0 .7%
(Cost: $ 153,353 ) ................................. 158,192
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 4.0%
(c)
AAR Escrow Issuer LLC, 6.75%, 03/15/29 ... USD 17 17,131
Bombardier, Inc.
7.13% , 06/15/26 .................. 40 40,576
7.88% , 04/15/27 .................. 10 10,007
6.00% , 02/15/28 .................. 36 35,412
7.50% , 02/01/29 .................. 2 2,059
8.75% , 11/15/30 .................. 30 32,033
7.25% , 07/01/31 .................. 18 18,037
BWX Technologies, Inc.
4.13% , 06/30/28 .................. 10 9,323
4.13% , 04/15/29 .................. 8 7,382
Castlelake Aviation Finance DAC, 5.00%,
04/15/27 ...................... 3 2,889
Spirit AeroSystems, Inc.
9.38% , 11/30/29 .................. 40 43,632
9.75% , 11/15/30 .................. 32 35,794
TransDigm, Inc.
6.75% , 08/15/28 .................. 141 142,861
6.38% , 03/01/29 .................. 158 158,492
7.13% , 12/01/31 .................. 49 50,497
6.63% , 03/01/32 .................. 158 159,626
Triumph Group, Inc., 9.00%, 03/15/28 ..... 61 64,308
830,059
Automobile Components — 1.9%
Champions Financing, Inc., 8.75%, 02/15/29
(c)
20 20,953
Clarios Global LP
(c)
8.50% , 05/15/27 .................. 163 163,247
6.75% , 05/15/28 .................. 56 56,763
Dealer Tire LLC, 8.00%, 02/01/28
(c)
....... 8 7,963
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 .................. 9 8,403
5.63% , 04/30/33 .................. 2 1,826
Icahn Enterprises LP
6.25% , 05/15/26 .................. 10 9,654
5.25% , 05/15/27 .................. 61 55,128
9.75% , 01/15/29
(c)
................. 20 20,876
4.38% , 02/01/29 .................. 22 18,757
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Phinia, Inc., 6.75%, 04/15/29
(c)
.......... USD 10 $ 10,096
Tenneco, Inc., 8.00%, 11/17/28
(c)
........ 20 18,249
391,915
Automobiles — 0.1%
Ford Motor Co., 6.10%, 08/19/32 ........ 22 22,293
Banks — 0.5%
Banco Espirito Santo SA, 4.75%, 01/15/18
(a) (d) (e)
EUR 100 30,208
Citigroup, Inc.
(f)
Series AA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.21%),
7.63%
(g)
...................... USD 15 15,748
(1-day SOFR + 2.66%), 6.17% , 05/25/34 . 12 12,186
JPMorgan Chase & Co., Series NN, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.74%), 6.88%
(f) (g)
.......... 14 14,487
Wells Fargo & Co., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.61%), 7.63%
(f) (g)
................ 29 30,992
103,621
Broadline Retail — 0.5%
(c)
Go Daddy Operating Co. LLC
5.25% , 12/01/27 .................. 3 2,934
3.50% , 03/01/29 .................. 16 14,430
LCM Investments Holdings II LLC
4.88% , 05/01/29 .................. 28 25,735
8.25% , 08/01/31 .................. 25 26,154
Match Group Holdings II LLC
4.13% , 08/01/30 .................. 15 13,346
3.63% , 10/01/31 .................. 26 22,094
NMG Holding Co., Inc., 7.13%, 04/01/26 .... 10 9,793
114,486
Building Products — 0.8%
(c)
Advanced Drainage Systems, Inc., 6.38%,
06/15/30 ...................... 23 23,119
Builders FirstSource, Inc., 6.38%, 03/01/34 .. 13 13,054
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28 ...................... 14 14,381
JELD-WEN, Inc., 4.63%, 12/15/25 ....... 18 17,564
New Enterprise Stone & Lime Co., Inc.
5.25% , 07/15/28 .................. 21 20,118
9.75% , 07/15/28 .................. 7 7,161
Standard Industries, Inc.
4.75% , 01/15/28 .................. 5 4,772
4.38% , 07/15/30 .................. 16 14,377
3.38% , 01/15/31 .................. 20 16,769
Summit Materials LLC, 7.25%, 01/15/31 .... 28 29,103
160,418
Capital Markets — 0.7%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(c)
..................... 10 10,352
Apollo Debt Solutions BDC, 6.90%, 04/13/29
(c)
15 15,143
Ares Capital Corp., 5.88%, 03/01/29 ...... 10 9,970
Aretec Group, Inc., 10.00%, 08/15/30
(c)
..... 10 10,923
Blackstone Private Credit Fund
3.25% , 03/15/27 .................. 5 4,614
6.25% , 01/25/31
(c)
................. 9 9,038
Blue Owl Capital Corp., 3.75%, 07/22/25 ... 5 4,850
Blue Owl Capital Corp. II, 8.45%, 11/15/26
(c)
. 9 9,270
Blue Owl Credit Income Corp.
5.50% , 03/21/25 .................. 7 6,952
7.75% , 09/16/27 .................. 21 21,513
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(c)
................ 19 18,053

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Oaktree Strategic Credit Fund, 8.40%,
11/14/28
(c)
..................... USD 10 $ 10,607
State Street Corp., Series I, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.61%), 6.70%
(f) (g)
.......... 17 17,250
148,535
Chemicals — 1.7%
Chemours Co. (The)
5.38% , 05/15/27 .................. 11 10,545
5.75% , 11/15/28
(c)
................. 25 23,052
4.63% , 11/15/29
(c)
................. 9 7,759
Element Solutions, Inc., 3.88%, 09/01/28
(c)
.. 83 76,140
HB Fuller Co., 4.25%, 10/15/28 ......... 10 9,266
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
.... 22 21,703
Ingevity Corp., 3.88%, 11/01/28
(c)
........ 9 8,129
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(c)
.. 21 17,016
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(c)
... 11 9,905
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
20 19,123
Scotts Miracle-Gro Co. (The)
4.50% , 10/15/29 .................. 2 1,810
4.00% , 04/01/31 .................. 6 5,174
4.38% , 02/01/32 .................. 10 8,622
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(c)
..................... 44 39,220
WR Grace Holdings LLC
(c)
4.88% , 06/15/27 .................. 15 14,256
5.63% , 08/15/29 .................. 68 60,852
7.38% , 03/01/31 .................. 18 18,226
350,798
Commercial Services & Supplies — 4.1%
ADT Security Corp. (The)
(c)
4.13% , 08/01/29 .................. 2 1,832
4.88% , 07/15/32 .................. 16 14,483
Allied Universal Holdco LLC
(c)
9.75% , 07/15/27 .................. 104 104,313
4.63% , 06/01/28 .................. 200 182,634
7.88% , 02/15/31 .................. 62 62,793
APi Group DE, Inc.
(c)
4.13% , 07/15/29 .................. 14 12,614
4.75% , 10/15/29 .................. 8 7,373
APX Group, Inc.
(c)
6.75% , 02/15/27 .................. 14 14,057
5.75% , 07/15/29 .................. 22 21,153
Aramark Services, Inc., 5.00%, 02/01/28
(c)
... 39 37,642
Clean Harbors, Inc., 6.38%, 02/01/31
(c)
..... 5 5,037
Covanta Holding Corp.
4.88% , 12/01/29
(c)
................. 12 10,755
5.00% , 09/01/30 .................. 9 7,931
Garda World Security Corp.
(c)
4.63% , 02/15/27 .................. 19 18,206
9.50% , 11/01/27 .................. 8 8,019
7.75% , 02/15/28 .................. 41 42,045
6.00% , 06/01/29 .................. 8 7,160
GFL Environmental, Inc.
(c)
4.00% , 08/01/28 .................. 38 35,024
4.38% , 08/15/29 .................. 26 23,953
6.75% , 01/15/31 .................. 41 42,017
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(c)
..................... 9 8,916
Neptune Bidco US, Inc., 9.29%, 04/15/29
(c)
.. 23 21,748
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(c)
..................... 46 45,061
Stericycle, Inc., 3.88%, 01/15/29
(c)
........ 9 8,158
Waste Pro USA, Inc., 5.50%, 02/15/26
(c)
.... 79 77,805
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Williams Scotsman, Inc.
(c)
4.63% , 08/15/28 .................. USD 12 $ 11,349
7.38% , 10/01/31 .................. 27 28,063
860,141
Communications Equipment — 0.5%
(c)
CommScope Technologies LLC, 6.00%,
06/15/25 ...................... 21 18,264
CommScope, Inc.
6.00% , 03/01/26 .................. 33 30,195
4.75% , 09/01/29 .................. 6 4,320
Viasat, Inc.
5.63% , 09/15/25 .................. 20 19,496
5.63% , 04/15/27 .................. 26 24,621
7.50% , 05/30/31 .................. 4 2,898
Viavi Solutions, Inc., 3.75%, 10/01/29 ..... 7 6,006
105,800
Construction & Engineering — 0.9%
(c)
Arcosa, Inc., 4.38%, 04/15/29 .......... 40 36,861
Brand Industrial Services, Inc., 10.38%,
08/01/30 ...................... 122 132,085
Dycom Industries, Inc., 4.50%, 04/15/29 .... 7 6,543
MasTec, Inc., 4.50%, 08/15/28 .......... 4 3,804
Pike Corp., 8.63%, 01/31/31 ........... 6 6,376
185,669
Construction Materials — 0.4%
Smyrna Ready Mix Concrete LLC
(c)
6.00% , 11/01/28 .................. 42 41,049
8.88% , 11/15/31 .................. 45 48,100
89,149
Consumer Finance — 1.1%
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(c)
..................... 9 9,366
Global Aircraft Leasing Co. Ltd.
(c)(h)
Series 2021 , 6.50% , ( 6.50 % Cash or 7.25%
PIK), 09/15/24
(f)
................. 15 14,297
6.50% , ( 6.50 % Cash or 7.25 % PIK),
09/15/24 ..................... 22 20,334
Macquarie Airfinance Holdings Ltd.
(c)
8.38% , 05/01/28 .................. 6 6,360
6.40% , 03/26/29 .................. 5 5,079
8.13% , 03/30/29 .................. 20 21,153
6.50% , 03/26/31 .................. 10 10,178
Navient Corp.
5.50% , 03/15/29 .................. 11 10,242
9.38% , 07/25/30 .................. 18 19,256
OneMain Finance Corp.
7.13% , 03/15/26 .................. 7 7,127
3.50% , 01/15/27 .................. 7 6,498
6.63% , 01/15/28 .................. 8 8,026
9.00% , 01/15/29 .................. 27 28,650
5.38% , 11/15/29 .................. 23 21,625
7.88% , 03/15/30 .................. 27 27,853
4.00% , 09/15/30 .................. 17 14,549
230,593
Consumer Staples Distribution & Retail — 0.6%
Albertsons Cos., Inc.
(c)
4.63% , 01/15/27 .................. 2 1,936
5.88% , 02/15/28 .................. 8 7,920
6.50% , 02/15/28 .................. 8 8,085
3.50% , 03/15/29 .................. 21 18,849
4.88% , 02/15/30 .................. 11 10,466
Performance Food Group, Inc., 4.25%,
08/01/29
(c)
..................... 16 14,663

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
United Natural Foods, Inc., 6.75%, 10/15/28
(c)
USD 6 $ 4,983
US Foods, Inc.
(c)
4.75% , 02/15/29 .................. 27 25,630
4.63% , 06/01/30 .................. 3 2,783
7.25% , 01/15/32 .................. 15 15,611
Walgreens Boots Alliance, Inc.
3.20% , 04/15/30 .................. 2 1,738
4.80% , 11/18/44 .................. 9 7,571
4.10% , 04/15/50 .................. 9 6,599
126,834
Containers & Packaging — 1.9%
Ball Corp., 3.13%, 09/15/31 ........... 15 12,748
Clydesdale Acquisition Holdings, Inc.
(c)
6.63% , 04/15/29 .................. 26 25,979
8.75% , 04/15/30 .................. 47 46,179
LABL, Inc.
(c)
6.75% , 07/15/26 .................. 4 3,952
5.88% , 11/01/28 .................. 17 15,633
9.50% , 11/01/28 .................. 30 30,347
Mauser Packaging Solutions Holding Co.
(c)
7.88% , 08/15/26 .................. 207 210,882
9.25% , 04/15/27 .................. 4 3,968
Owens-Brockway Glass Container, Inc.
(c)
6.63% , 05/13/27 .................. 3 3,002
7.25% , 05/15/31 .................. 12 12,222
Sealed Air Corp.
(c)
4.00% , 12/01/27 .................. 13 12,185
5.00% , 04/15/29 .................. 3 2,879
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(c)
7 7,468
387,444
Distributors — 0.2%
(c)
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 29 28,318
Resideo Funding, Inc., 4.00%, 09/01/29 .... 5 4,471
32,789
Diversified Consumer Services — 1.3%
Mavis Tire Express Services Topco Corp.,
6.50%, 05/15/29
(c)
................ 11 10,462
Service Corp. International, 4.00%, 05/15/31 . 28 24,807
Sotheby's, 7.38%, 10/15/27
(c)
........... 200 186,216
Wand NewCo 3, Inc., 7.63%, 01/30/32
(c)
.... 39 40,335
261,820
Diversified REITs — 0.9%
Global Net Lease, Inc., 3.75%, 12/15/27
(c)
... 7 5,990
HAT Holdings I LLC
(c)
3.38% , 06/15/26 .................. 16 15,070
8.00% , 06/15/27 .................. 13 13,555
Highwoods Realty LP, 7.65%, 02/01/34 .... 5 5,453
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(c)
....... 22 20,092
MPT Operating Partnership LP
5.25% , 08/01/26 .................. 2 1,831
5.00% , 10/15/27 .................. 3 2,512
4.63% , 08/01/29 .................. 19 14,582
3.50% , 03/15/31 .................. 59 40,511
RHP Hotel Properties LP, 6.50%, 04/01/32
(c)
. 38 38,128
VICI Properties LP
(c)
4.63% , 12/01/29 .................. 18 17,023
4.13% , 08/15/30 .................. 16 14,549
189,296
Diversified Telecommunication Services — 5.0%
CCO Holdings LLC
(c)
5.00% , 02/01/28 .................. 34 31,651
5.38% , 06/01/29 .................. 25 22,886
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
6.38% , 09/01/29 .................. USD 34 $ 32,255
4.75% , 03/01/30 .................. 20 17,173
4.50% , 08/15/30 .................. 5 4,190
4.25% , 02/01/31 .................. 33 26,949
7.38% , 03/01/31 .................. 105 102,972
4.75% , 02/01/32 .................. 8 6,529
4.25% , 01/15/34 .................. 29 21,891
Frontier Communications Holdings LLC
(c)
5.88% , 10/15/27 .................. 10 9,681
5.00% , 05/01/28 .................. 49 45,483
8.75% , 05/15/30 .................. 113 115,624
8.63% , 03/15/31 .................. 15 15,320
Level 3 Financing, Inc.
(c)
10.50% , 04/15/29 ................. 59 60,180
4.88% , 06/15/29 .................. 68 45,390
11.00% , 11/15/29 ................. 43 45,223
10.50% , 05/15/30 ................. 72 73,620
3.88% , 10/15/30 .................. 7 4,130
Lumen Technologies, Inc.
(c)
4.13% , 04/15/29 .................. 14 8,568
4.13% , 04/15/30 .................. 14 8,432
Telecom Italia Capital SA
6.38% , 11/15/33 .................. 9 8,515
6.00% , 09/30/34 .................. 34 31,098
7.20% , 07/18/36 .................. 11 10,737
7.72% , 06/04/38 .................. 2 2,003
Uniti Group LP, 10.50%, 02/15/28
(c)
....... 88 91,232
Windstream Escrow LLC, 7.75%, 08/15/28
(c)
. 9 8,330
Zayo Group Holdings, Inc.
(c)
4.00% , 03/01/27 .................. 203 167,098
6.13% , 03/01/28 .................. 53 37,088
1,054,248
Electric Utilities — 0.8%
FirstEnergy Corp.
4.00% , 05/01/26
(c) (i)
................ 27 26,838
2.65% , 03/01/30 .................. 4 3,438
NextEra Energy Operating Partners LP
(c)
3.88% , 10/15/26 .................. 5 4,663
7.25% , 01/15/29 .................. 11 11,255
NRG Energy, Inc., 7.00%, 03/15/33
(c)
...... 15 16,006
Pacific Gas & Electric Co., 6.95%, 03/15/34 .. 13 14,232
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
..................... 18 16,779
PG&E Corp., 4.25%, 12/01/27
(c) (i)
........ 27 27,121
Vistra Operations Co. LLC
(c)
5.00% , 07/31/27 .................. 2 1,937
7.75% , 10/15/31 .................. 32 33,513
6.95% , 10/15/33 .................. 15 16,010
171,792
Electrical Equipment — 0.3%
Vertiv Group Corp., 4.13%, 11/15/28
(c)
..... 74 68,853
Electronic Equipment, Instruments & Components — 0.4%
(c)
Coherent Corp., 5.00%, 12/15/29 ........ 35 32,965
Sensata Technologies, Inc.
4.38% , 02/15/30 .................. 28 25,484
3.75% , 02/15/31 .................. 17 14,705
73,154
Energy Equipment & Services — 4.5%
Archrock Partners LP
(c)
6.88% , 04/01/27 .................. 27 27,082
6.25% , 04/01/28 .................. 42 41,556
Enerflex Ltd., 9.00%, 10/15/27
(c)
......... 16 16,439
Kodiak Gas Services LLC, 7.25%, 02/15/29
(c)
. 33 33,613

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Nabors Industries Ltd.
(c)
7.25% , 01/15/26 .................. USD 5 $ 4,969
7.50% , 01/15/28 .................. 17 15,945
Nabors Industries, Inc., 9.13%, 01/31/30
(c)
... 11 11,436
Noble Finance II LLC, 8.00%, 04/15/30
(c)
.... 20 20,833
Oceaneering International, Inc., 6.00%,
02/01/28 ...................... 5 4,926
Patterson-UTI Energy, Inc., 7.15%, 10/01/33 . 10 10,750
Precision Drilling Corp., 6.88%, 01/15/29
(c)
.. 5 4,991
Transocean Aquila Ltd., 8.00%, 09/30/28
(c)
.. 9 9,238
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(c)
..................... 8 8,326
Transocean, Inc.
(c)
7.50% , 01/15/26 .................. 42 41,737
11.50% , 01/30/27 ................. 37 38,562
8.00% , 02/01/27 .................. 22 21,837
8.75% , 02/15/30 .................. 64 66,627
USA Compression Partners LP
6.88% , 04/01/26 .................. 45 44,948
6.88% , 09/01/27 .................. 24 24,057
7.13% , 03/15/29
(c)
................. 26 26,324
Valaris Ltd., 8.38%, 04/30/30
(c)
.......... 52 53,640
Venture Global LNG, Inc.
(c)
8.13% , 06/01/28 .................. 57 58,151
9.50% , 02/01/29 .................. 126 135,811
8.38% , 06/01/31 .................. 89 91,783
9.88% , 02/01/32 .................. 77 82,986
Weatherford International Ltd.
(c)
6.50% , 09/15/28 .................. 9 9,282
8.63% , 04/30/30 .................. 40 41,759
947,608
Entertainment — 0.2%
(c)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ...................... 16 12,241
Live Nation Entertainment, Inc.
4.75% , 10/15/27 .................. 24 22,916
3.75% , 01/15/28 .................. 13 12,027
Playtika Holding Corp., 4.25%, 03/15/29 .... 5 4,328
51,512
Financial Services — 3.8%
Block, Inc., 3.50%, 06/01/31 ........... 85 73,979
Blue Owl Credit Income Corp., 6.65%,
03/15/31
(c)
..................... 20 19,517
Blue Owl Technology Finance Corp. II, 6.75%,
04/04/29
(c)
..................... 5 4,938
Enact Holdings, Inc., 6.50%, 08/15/25
(c)
.... 33 32,993
Freedom Mortgage Corp.
(c)
12.00% , 10/01/28 ................. 7 7,630
12.25% , 10/01/30 ................. 7 7,699
Freedom Mortgage Holdings LLC, 9.25%,
02/01/29
(c)
..................... 4 4,094
GGAM Finance Ltd.
(c)
7.75% , 05/15/26 .................. 3 3,062
8.00% , 02/15/27 .................. 25 25,813
8.00% , 06/15/28 .................. 7 7,310
6.88% , 04/15/29 .................. 16 16,060
Global Payments, Inc., 1.50%, 03/01/31
(c) (i)
.. 34 35,938
HPS Corporate Lending Fund, 6.75%,
01/30/29
(c)
..................... 15 14,973
MGIC Investment Corp., 5.25%, 08/15/28 ... 14 13,600
Nationstar Mortgage Holdings, Inc.
(c)
5.00% , 02/01/26 .................. 91 89,053
6.00% , 01/15/27 .................. 5 4,929
5.13% , 12/15/30 .................. 11 9,980
Security
Par (000)
Par (000) Value
Financial Services (continued)
5.75% , 11/15/31 .................. USD 12 $ 11,068
7.13% , 02/01/32 .................. 39 38,733
NCR Atleos Corp., 9.50%, 04/01/29
(c)
...... 16 17,114
PennyMac Financial Services, Inc., 7.88%,
12/15/29
(c)
..................... 18 18,496
Permian Resources Operating LLC
(c)
8.00% , 04/15/27 .................. 15 15,449
5.88% , 07/01/29 .................. 38 37,367
9.88% , 07/15/31 .................. 21 23,400
7.00% , 01/15/32 .................. 22 22,823
Rocket Mortgage LLC
(c)
2.88% , 10/15/26 .................. 47 43,424
3.88% , 03/01/31 .................. 15 13,068
4.00% , 10/15/33 .................. 5 4,236
Shift4 Payments LLC, 4.63%, 11/01/26
(c)
.... 39 37,707
Verscend Escrow Corp., 9.75%, 08/15/26
(c)
.. 140 140,393
794,846
Food Products — 1.1%
(c)
Chobani LLC
4.63% , 11/15/28 .................. 70 65,278
7.63% , 07/01/29 .................. 74 75,017
Darling Ingredients, Inc., 6.00%, 06/15/30 ... 22 21,802
Fiesta Purchaser, Inc., 7.88%, 03/01/31 .... 10 10,327
Lamb Weston Holdings, Inc.
4.13% , 01/31/30 .................. 24 21,883
4.38% , 01/31/32 .................. 15 13,451
Post Holdings, Inc.
4.50% , 09/15/31 .................. 4 3,598
6.25% , 02/15/32 .................. 17 17,124
Simmons Foods, Inc., 4.63%, 03/01/29 .... 13 11,488
239,968
Gas Utilities — 0.7%
(c)
AmeriGas Partners LP, 9.38%, 06/01/28 .... 19 19,675
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28 ................. 17 17,939
NGL Energy Operating LLC
8.13% , 02/15/29 .................. 32 32,774
8.38% , 02/15/32 .................. 67 68,682
Suburban Propane Partners LP, 5.00%,
06/01/31 ...................... 8 7,293
146,363
Ground Transportation — 0.7%
Avis Budget Car Rental LLC, 8.00%, 02/15/31
(c)
15 14,975
GN Bondco LLC, 9.50%, 10/15/31
(c)
...... 22 21,961
Lyft, Inc., 0.63%, 03/01/29
(c) (i)
........... 10 11,681
NESCO Holdings II, Inc., 5.50%, 04/15/29
(c)
.. 21 19,868
RXO, Inc., 7.50%, 11/15/27
(c)
........... 4 4,105
Uber Technologies, Inc.
0.00% , 12/15/25
(i) (j)
................ 6 6,735
Series 2028 , 0.88% , 12/01/28
(c) (i)
....... 21 25,977
4.50% , 08/15/29
(c)
................. 40 37,953
143,255
Health Care Equipment & Supplies — 1.6%
(c)
Avantor Funding, Inc., 3.88%, 11/01/29 .... 23 20,733
Bausch + Lomb Corp., 8.38%, 10/01/28 .... 98 101,397
Medline Borrower LP
3.88% , 04/01/29 .................. 27 24,576
6.25% , 04/01/29 .................. 26 26,116
5.25% , 10/01/29 .................. 136 128,543
Neogen Food Safety Corp., 8.63%, 07/20/30 . 13 14,004
Teleflex, Inc., 4.25%, 06/01/28 .......... 10 9,384
324,753

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28
(c)
USD 3 $ 2,920
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
. 30 27,300
Community Health Systems, Inc.
(c)
5.63% , 03/15/27 .................. 20 18,408
6.00% , 01/15/29 .................. 35 30,576
5.25% , 05/15/30 .................. 46 37,509
4.75% , 02/15/31 .................. 46 35,500
Encompass Health Corp.
4.75% , 02/01/30 .................. 26 24,361
4.63% , 04/01/31 .................. 23 20,912
HealthEquity, Inc., 4.50%, 10/01/29
(c)
...... 42 38,751
Legacy LifePoint Health LLC, 4.38%, 02/15/27
(c)
9 8,576
LifePoint Health, Inc.
(c)
9.88% , 08/15/30 .................. 13 13,599
11.00% , 10/15/30 ................. 37 39,545
ModivCare, Inc., 5.88%, 11/15/25
(c)
....... 27 26,294
Molina Healthcare, Inc.
(c)
4.38% , 06/15/28 .................. 18 16,920
3.88% , 11/15/30 .................. 7 6,224
Option Care Health, Inc., 4.38%, 10/31/29
(c)
.. 15 13,753
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(c)
..................... 2 1,989
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(c)
................ 6 6,008
Surgery Center Holdings, Inc.
(c)
6.75% , 07/01/25 .................. 22 21,585
10.00% , 04/15/27 ................. 12 12,022
7.25% , 04/15/32 .................. 37 37,288
Tenet Healthcare Corp.
4.63% , 06/15/28 .................. 7 6,665
6.13% , 06/15/30 .................. 12 11,973
6.75% , 05/15/31
(c)
................. 73 74,331
533,009
Health Care Technology — 0.8%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(c)
. 178 162,802
IQVIA, Inc., 6.25%, 02/01/29 ........... 5 5,192
167,994
Hotel & Resort REITs — 0.8%
RHP Hotel Properties LP
(c)
7.25% , 07/15/28 .................. 46 47,371
4.50% , 02/15/29 .................. 16 14,940
RLJ Lodging Trust LP
(c)
3.75% , 07/01/26 .................. 11 10,476
4.00% , 09/15/29 .................. 8 7,052
Service Properties Trust
7.50% , 09/15/25 .................. 7 7,095
8.63% , 11/15/31
(c)
................. 76 81,049
167,983
Hotels, Restaurants & Leisure — 6.6%
1011778 BC ULC, 4.00%, 10/15/30
(c)
...... 19 16,929
Boyd Gaming Corp., 4.75%, 06/15/31
(c)
.... 13 11,946
Boyne USA, Inc., 4.75%, 05/15/29
(c)
...... 18 16,685
Caesars Entertainment, Inc.
(c)
8.13% , 07/01/27 .................. 57 58,377
4.63% , 10/15/29 .................. 30 27,356
7.00% , 02/15/30 .................. 106 108,807
6.50% , 02/15/32 .................. 43 43,379
Carnival Corp.
(c)
4.00% , 08/01/28 .................. 11 10,192
6.00% , 05/01/29 .................. 66 65,123
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(c)
..................... 168 183,264
CCM Merger, Inc., 6.38%, 05/01/26
(c)
...... 9 8,992
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Cedar Fair LP
5.50% , 05/01/25
(c)
................. USD 6 $ 5,975
5.38% , 04/15/27 .................. 6 5,910
6.50% , 10/01/28 .................. 5 5,017
Churchill Downs, Inc.
(c)
4.75% , 01/15/28 .................. 28 26,655
5.75% , 04/01/30 .................. 23 22,202
6.75% , 05/01/31 .................. 37 37,207
Fertitta Entertainment LLC
(c)
4.63% , 01/15/29 .................. 16 14,671
6.75% , 01/15/30 .................. 4 3,592
GLP Capital LP, 3.25%, 01/15/32 ........ 21 17,678
Hilton Domestic Operating Co., Inc.
4.88% , 01/15/30 .................. 2 1,918
6.13% , 04/01/32
(c)
................. 13 13,055
Hilton Grand Vacations Borrower Escrow LLC,
6.63%, 01/15/32
(c)
................ 15 15,061
Life Time, Inc., 8.00%, 04/15/26
(c)
........ 19 19,229
Light & Wonder International, Inc.
(c)
7.00% , 05/15/28 .................. 11 11,081
7.25% , 11/15/29 .................. 14 14,372
7.50% , 09/01/31 .................. 22 22,878
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(c)
..................... 17 17,977
Lindblad Expeditions LLC, 6.75%, 02/15/27
(c)
. 23 23,178
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
23 21,571
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
..................... 11 10,186
NCL Corp. Ltd.
(c)
5.88% , 03/15/26 .................. 27 26,653
8.38% , 02/01/28 .................. 7 7,394
8.13% , 01/15/29 .................. 8 8,465
7.75% , 02/15/29 .................. 13 13,498
NCL Finance Ltd., 6.13%, 03/15/28
(c)
...... 11 10,863
Ontario Gaming GTA LP, 8.00%, 08/01/30
(c)
.. 11 11,330
Premier Entertainment Sub LLC
(c)
5.63% , 09/01/29 .................. 10 7,634
5.88% , 09/01/31 .................. 10 7,311
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(c)
..................... 9 9,727
Raptor Acquisition Corp., 4.88%, 11/01/26
(c)
.. 13 12,505
Royal Caribbean Cruises Ltd.
(c)
4.25% , 07/01/26 .................. 6 5,790
5.38% , 07/15/27 .................. 10 9,859
5.50% , 04/01/28 .................. 14 13,838
8.25% , 01/15/29 .................. 13 13,750
9.25% , 01/15/29 .................. 16 17,161
6.25% , 03/15/32 .................. 21 21,167
Scientific Games Holdings LP, 6.63%,
03/01/30
(c)
..................... 18 17,401
Six Flags Entertainment Corp., 7.25%,
05/15/31
(c)
..................... 59 59,773
Station Casinos LLC
(c)
4.50% , 02/15/28 .................. 16 15,073
4.63% , 12/01/31 .................. 15 13,482
6.63% , 03/15/32 .................. 14 14,142
Viking Cruises Ltd.
(c)
5.88% , 09/15/27 .................. 16 15,698
7.00% , 02/15/29 .................. 3 3,013
9.13% , 07/15/31 .................. 54 59,055
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(c)
..................... 8 7,785
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
..................... 9 8,367
Wynn Las Vegas LLC, 5.25%, 05/15/27
(c)
... 26 25,465

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Wynn Resorts Finance LLC
(c)
5.13% , 10/01/29 .................. USD 49 $ 46,420
7.13% , 02/15/31 .................. 35 36,222
1,379,304
Household Durables — 0.7%
(c)
Ashton Woods USA LLC
6.63% , 01/15/28 .................. 7 7,028
4.63% , 04/01/30 .................. 8 7,309
Beazer Homes USA, Inc., 7.50%, 03/15/31 .. 6 6,060
Brookfield Residential Properties, Inc.
5.00% , 06/15/29 .................. 17 15,421
4.88% , 02/15/30 .................. 15 13,454
Dream Finders Homes, Inc., 8.25%, 08/15/28 . 8 8,351
Installed Building Products, Inc., 5.75%,
02/01/28 ...................... 11 10,706
LGI Homes, Inc., 8.75%, 12/15/28 ........ 8 8,441
Mattamy Group Corp.
5.25% , 12/15/27 .................. 12 11,634
4.63% , 03/01/30 .................. 11 9,980
New Home Co., Inc. (The)
8.25% , 10/15/27
(k)
................. 1 1,004
9.25% , 10/01/29 .................. 14 14,070
STL Holding Co. LLC, 8.75%, 02/15/29 .... 8 8,210
SWF Escrow Issuer Corp., 6.50%, 10/01/29 .. 11 8,135
Taylor Morrison Communities, Inc., 5.13%,
08/01/30 ...................... 5 4,775
Tempur Sealy International, Inc.
4.00% , 04/15/29 .................. 2 1,815
3.88% , 10/15/31 .................. 4 3,397
139,790
Household Products — 0.1%
Central Garden & Pet Co.
4.13% , 10/15/30 .................. 13 11,662
4.13% , 04/30/31
(c)
................. 9 7,933
Spectrum Brands, Inc.
(c)
5.00% , 10/01/29 .................. 7 6,860
3.88% , 03/15/31 .................. 4 3,853
30,308
Independent Power and Renewable Electricity Producers — 0.4%
Calpine Corp.
(c)
5.13% , 03/15/28 .................. 23 22,074
5.00% , 02/01/31 .................. 8 7,339
Clearway Energy Operating LLC
(c)
4.75% , 03/15/28 .................. 4 3,802
3.75% , 01/15/32 .................. 27 22,699
NextEra Energy Partners LP
(c)(i)
0.00% , 11/15/25
(j)
................. 12 10,650
2.50% , 06/15/26 .................. 12 10,799
Talen Energy Supply LLC, 8.63%, 06/01/30
(c)
. 9 9,624
TransAlta Corp., 7.75%, 11/15/29 ........ 5 5,197
92,184
Industrial Conglomerates — 1.2%
(c)
EMRLD Borrower LP, 6.63%, 12/15/30 ..... 189 190,813
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29 ...................... 49 50,672
241,485
Insurance — 7.6%
(c)
Alliant Holdings Intermediate LLC
4.25% , 10/15/27 .................. 98 92,263
6.75% , 10/15/27 .................. 141 138,916
6.75% , 04/15/28 .................. 29 29,205
5.88% , 11/01/29 .................. 86 79,893
7.00% , 01/15/31 .................. 69 69,691
Security
Par (000)
Par (000) Value
Insurance (continued)
AmWINS Group, Inc.
6.38% , 02/15/29 .................. USD 10 $ 10,054
4.88% , 06/30/29 .................. 21 19,601
AssuredPartners, Inc., 7.50%, 02/15/32 .... 24 23,584
Howden UK Refinance plc
7.25% , 02/15/31 .................. 107 107,404
8.13% , 02/15/32 .................. 59 59,501
HUB International Ltd.
7.25% , 06/15/30 .................. 229 235,343
7.38% , 01/31/32 .................. 250 251,683
Jones Deslauriers Insurance Management, Inc.
8.50% , 03/15/30 .................. 34 35,441
10.50% , 12/15/30 ................. 17 17,939
NFP Corp.
4.88% , 08/15/28 .................. 39 39,088
6.88% , 08/15/28 .................. 136 137,736
7.50% , 10/01/30 .................. 8 8,428
8.50% , 10/01/31 .................. 13 14,307
Panther Escrow Issuer LLC, 7.13%, 06/01/31 . 172 174,874
Ryan Specialty LLC, 4.38%, 02/01/30 ..... 9 8,412
USI, Inc., 7.50%, 01/15/32 ............ 30 30,055
1,583,418
IT Services — 0.3%
Central Parent LLC, 8.00%, 06/15/29
(c)
..... 38 39,392
Newfold Digital Holdings Group, Inc., 11.75%,
10/15/28
(c)
..................... 6 6,495
Twilio, Inc.
3.63% , 03/15/29 .................. 12 10,793
3.88% , 03/15/31 .................. 17 14,841
71,521
Leisure Products — 0.2%
Acushnet Co., 7.38%, 10/15/28
(c)
........ 4 4,145
Amer Sports Co., 6.75%, 02/16/31
(c)
...... 19 18,854
Mattel, Inc., 6.20%, 10/01/40 ........... 9 8,989
31,988
Life Sciences Tools & Services — 0.6%
(c)
Charles River Laboratories International, Inc.
4.25% , 05/01/28 .................. 12 11,318
4.00% , 03/15/31 .................. 2 1,787
Fortrea Holdings, Inc., 7.50%, 07/01/30 .... 13 13,420
Star Parent, Inc., 9.00%, 10/01/30 ........ 86 91,014
117,539
Machinery — 2.2%
ATS Corp., 4.13%, 12/15/28
(c)
.......... 9 8,249
Chart Industries, Inc.
(c)
7.50% , 01/01/30 .................. 68 70,614
9.50% , 01/01/31 .................. 8 8,712
Esab Corp., 6.25%, 04/15/29
(c)
.......... 18 18,084
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(c)
..................... 6 4,454
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(c) (h)
......... 31 31,052
Madison IAQ LLC, 5.88%, 06/30/29
(c)
...... 34 31,106
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
3 2,721
OT Merger Corp., 7.88%, 10/15/29
(c)
...... 9 6,427
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(c)
..................... 10 9,156
Terex Corp., 5.00%, 05/15/29
(c)
......... 10 9,441
Titan Acquisition Ltd., 7.75%, 04/15/26
(c)
.... 48 47,943
Titan International, Inc., 7.00%, 04/30/28 ... 3 2,960
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
200 193,218
Wabash National Corp., 4.50%, 10/15/28
(c)
.. 17 15,590
459,727

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media — 5.0%
Cable One, Inc.
0.00% , 03/15/26
(i) (j)
................ USD 5 $ 4,355
1.13% , 03/15/28
(i)
................. 17 12,760
4.00% , 11/15/30
(c)
................. 22 17,170
Clear Channel Outdoor Holdings, Inc.
(c)
5.13% , 08/15/27 .................. 30 28,279
7.75% , 04/15/28 .................. 15 13,137
9.00% , 09/15/28 .................. 99 103,120
7.50% , 06/01/29 .................. 50 41,352
7.88% , 04/01/30 .................. 54 53,684
CMG Media Corp., 8.88%, 12/15/27
(c)
..... 20 13,254
CSC Holdings LLC, 11.75%, 01/31/29
(c)
.... 200 200,312
DirecTV Financing LLC, 5.88%, 08/15/27
(c)
.. 67 63,384
DISH DBS Corp., 5.25%, 12/01/26
(c)
...... 46 36,221
DISH Network Corp., 11.75%, 11/15/27
(c)
... 75 76,570
GCI LLC, 4.75%, 10/15/28
(c)
........... 12 11,003
Gray Television, Inc.
(c)
5.88% , 07/15/26 .................. 14 13,634
7.00% , 05/15/27 .................. 30 27,901
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ...................... 8 6,658
Midcontinent Communications, 5.38%,
08/15/27
(c)
..................... 16 15,186
Nexstar Media, Inc., 5.63%, 07/15/27
(c)
..... 7 6,715
Outfront Media Capital LLC
(c)
5.00% , 08/15/27 .................. 24 23,099
4.25% , 01/15/29 .................. 25 22,649
4.63% , 03/15/30 .................. 6 5,381
7.38% , 02/15/31 .................. 18 18,854
Radiate Holdco LLC
(c)
4.50% , 09/15/26 .................. 24 19,084
6.50% , 09/15/28 .................. 28 13,354
Sirius XM Radio, Inc.
(c)
3.13% , 09/01/26 .................. 27 25,292
5.00% , 08/01/27 .................. 56 53,877
4.00% , 07/15/28 .................. 4 3,659
Stagwell Global LLC, 5.63%, 08/15/29
(c)
.... 8 7,265
Univision Communications, Inc.
(c)
6.63% , 06/01/27 .................. 5 4,890
8.00% , 08/15/28 .................. 90 91,689
7.38% , 06/30/30 .................. 13 12,855
1,046,643
Metals & Mining — 2.5%
Arsenal AIC Parent LLC
(c)
8.00% , 10/01/30 .................. 30 31,497
11.50% , 10/01/31 ................. 53 59,029
ATI, Inc.
5.88% , 12/01/27 .................. 22 21,662
4.88% , 10/01/29 .................. 8 7,528
7.25% , 08/15/30 .................. 34 35,143
5.13% , 10/01/31 .................. 21 19,455
Big River Steel LLC, 6.63%, 01/31/29
(c)
.... 77 77,433
Carpenter Technology Corp.
6.38% , 07/15/28 .................. 4 3,993
7.63% , 03/15/30 .................. 21 21,665
ERO Copper Corp., 6.50%, 02/15/30
(c)
..... 18 17,078
Kaiser Aluminum Corp.
(c)
4.63% , 03/01/28 .................. 31 29,088
4.50% , 06/01/31 .................. 33 29,196
Mineral Resources Ltd., 9.25%, 10/01/28
(c)
.. 5 5,266
New Gold, Inc., 7.50%, 07/15/27
(c)
....... 44 44,099
Novelis Corp.
(c)
3.25% , 11/15/26 .................. 63 58,702
4.75% , 01/30/30 .................. 39 35,983
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
3.88% , 08/15/31 .................. USD 36 $ 30,924
527,741
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
(c)
Ladder Capital Finance Holdings LLLP
4.25% , 02/01/27 .................. 8 7,485
4.75% , 06/15/29 .................. 4 3,636
Starwood Property Trust, Inc., 7.25%, 04/01/29 11 11,087
22,208
Oil, Gas & Consumable Fuels — 7.9%
Aethon United BR LP, 8.25%, 02/15/26
(c)
.... 37 37,427
Antero Midstream Partners LP
(c)
5.75% , 03/01/27 .................. 14 13,825
5.38% , 06/15/29 .................. 17 16,348
6.63% , 02/01/32 .................. 19 19,083
Apache Corp., 5.35%, 07/01/49 ......... 6 5,072
Ascent Resources Utica Holdings LLC
(c)
9.00% , 11/01/27 .................. 27 33,981
8.25% , 12/31/28 .................. 53 54,446
5.88% , 06/30/29 .................. 34 32,417
Baytex Energy Corp., 8.50%, 04/30/30
(c)
.... 17 17,751
Buckeye Partners LP
5.85% , 11/15/43 .................. 8 6,816
5.60% , 10/15/44 .................. 8 6,394
Callon Petroleum Co.
(c)
8.00% , 08/01/28 .................. 19 19,854
7.50% , 06/15/30 .................. 29 30,667
Chesapeake Energy Corp., 6.75%, 04/15/29
(c)
25 25,268
CITGO Petroleum Corp.
(c)
7.00% , 06/15/25 .................. 25 24,969
8.38% , 01/15/29 .................. 33 34,671
Civitas Resources, Inc.
(c)
8.38% , 07/01/28 .................. 45 47,372
8.63% , 11/01/30 .................. 17 18,254
8.75% , 07/01/31 .................. 79 84,535
CNX Midstream Partners LP, 4.75%, 04/15/30
(c)
11 9,804
CNX Resources Corp., 7.38%, 01/15/31
(c)
... 7 7,129
Comstock Resources, Inc.
(c)
6.75% , 03/01/29 .................. 25 23,841
5.88% , 01/15/30 .................. 51 46,186
Crescent Energy Finance LLC
(c)
9.25% , 02/15/28 .................. 39 41,180
7.63% , 04/01/32 .................. 37 37,285
Diamond Foreign Asset Co., 8.50%, 10/01/30
(c)
15 15,831
DT Midstream, Inc.
(c)
4.13% , 06/15/29 .................. 19 17,467
4.38% , 06/15/31 .................. 12 10,868
Enbridge, Inc., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.43%),
8.50%, 01/15/84
(f)
................ 13 14,125
Energy Transfer LP
(f)
Series B , (3-mo. LIBOR USD + 4.16%),
6.63%
(g)
...................... 7 6,538
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54 ..................... 37 38,808
EnLink Midstream LLC
5.63% , 01/15/28
(c)
................. 22 21,790
5.38% , 06/01/29 .................. 9 8,836
6.50% , 09/01/30
(c)
................. 11 11,317
EnLink Midstream Partners LP, 5.60%, 04/01/44 20 17,807
EQM Midstream Partners LP
4.13% , 12/01/26 .................. 5 4,808
4.50% , 01/15/29
(c)
................. 3 2,813
6.38% , 04/01/29
(c)
................. 22 22,162

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
7.50% , 06/01/30
(c)
................. USD 4 $ 4,276
4.75% , 01/15/31
(c)
................. 11 10,229
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(c)
..................... 9 9,377
Genesis Energy LP
7.75% , 02/01/28 .................. 9 9,046
8.25% , 01/15/29 .................. 20 20,532
8.88% , 04/15/30 .................. 8 8,374
Harvest Midstream I LP, 7.50%, 09/01/28
(c)
.. 5 5,070
Hess Midstream Operations LP, 4.25%,
02/15/30
(c)
..................... 9 8,270
Hilcorp Energy I LP
(c)
6.25% , 11/01/28 .................. 5 4,995
5.75% , 02/01/29 .................. 13 12,662
6.00% , 04/15/30 .................. 1 979
8.38% , 11/01/33 .................. 70 75,894
ITT Holdings LLC, 6.50%, 08/01/29
(c)
...... 27 24,640
Kinetik Holdings LP
(c)
6.63% , 12/15/28 .................. 4 4,071
5.88% , 06/15/30 .................. 11 10,759
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(c)
..................... 2 1,967
Matador Resources Co.
(c)
6.88% , 04/15/28 .................. 19 19,438
6.50% , 04/15/32 .................. 19 19,023
Murphy Oil Corp., 5.88%, 12/01/42
(k)
...... 3 2,692
New Fortress Energy, Inc.
(c)
6.75% , 09/15/25 .................. 21 20,857
8.75% , 03/15/29 .................. 53 52,798
Northern Oil & Gas, Inc.
(c)
8.13% , 03/01/28 .................. 79 80,184
8.75% , 06/15/31 .................. 20 21,119
PBF Holding Co. LLC, 7.88%, 09/15/30
(c)
... 13 13,484
Prairie Acquiror LP, 9.00%, 08/01/29
(c)
..... 12 12,353
Rockcliff Energy II LLC, 5.50%, 10/15/29
(c)
.. 35 32,754
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(c)
..................... 2 1,869
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(c)
................ 25 25,858
SM Energy Co., 6.75%, 09/15/26 ........ 8 8,008
Southwestern Energy Co., 5.38%, 02/01/29 .. 14 13,597
Sunoco LP, 7.00%, 09/15/28
(c)
.......... 2 2,044
Tallgrass Energy Partners LP
(c)
6.00% , 03/01/27 .................. 3 2,953
5.50% , 01/15/28 .................. 5 4,818
7.38% , 02/15/29 .................. 30 30,179
6.00% , 09/01/31 .................. 4 3,733
Talos Production, Inc.
(c)
9.00% , 02/01/29 .................. 12 12,744
9.38% , 02/01/31 .................. 10 10,660
Venture Global Calcasieu Pass LLC
(c)
3.88% , 08/15/29 .................. 63 56,709
4.13% , 08/15/31 .................. 9 8,003
3.88% , 11/01/33 .................. 31 26,338
Vermilion Energy, Inc., 6.88%, 05/01/30
(c)
... 7 6,835
Vital Energy, Inc.
9.75% , 10/15/30 .................. 22 24,058
7.88% , 04/15/32
(c)
................. 31 31,492
Western Midstream Operating LP, 5.25%,
02/01/50
(k)
..................... 2 1,789
1,645,275
Passenger Airlines — 0.7%
(c)
American Airlines, Inc.
5.75% , 04/20/29 .................. 39 38,664
8.50% , 05/15/29 .................. 31 32,750
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
United Airlines, Inc., 4.63%, 04/15/29 ...... USD 70 $ 65,100
VistaJet Malta Finance plc
7.88% , 05/01/27 .................. 9 7,609
6.38% , 02/01/30 .................. 12 8,845
152,968
Personal Care Products — 0.1%
Coty, Inc.
(c)
4.75% , 01/15/29 .................. 2 1,893
6.63% , 07/15/30 .................. 15 15,232
17,125
Pharmaceuticals — 0.7%
1375209 BC Ltd., 9.00%, 01/30/28
(c)
...... 14 13,720
Catalent Pharma Solutions, Inc.
(c)
5.00% , 07/15/27 .................. 14 13,786
3.13% , 02/15/29 .................. 45 43,001
3.50% , 04/01/30 .................. 14 13,334
Teva Pharmaceutical Finance Netherlands III
BV, 3.15%, 10/01/26 .............. 60 55,930
139,771
Professional Services — 0.7%
(c)
AMN Healthcare, Inc., 4.00%, 04/15/29 .... 8 7,185
CoreLogic, Inc., 4.50%, 05/01/28 ........ 89 79,803
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 35 32,307
KBR, Inc., 4.75%, 09/30/28 ............ 20 18,391
Science Applications International Corp.,
4.88%, 04/01/28 ................. 14 13,368
151,054
Real Estate Management & Development — 0.4%
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ........... 23 20,658
7.00% , 04/15/30
(c)
................. 11 9,795
Cushman & Wakefield US Borrower LLC
(c)
6.75% , 05/15/28 .................. 22 21,725
8.88% , 09/01/31 .................. 10 10,567
Howard Hughes Corp. (The)
(c)
4.13% , 02/01/29 .................. 18 16,178
4.38% , 02/01/31 .................. 11 9,552
88,475
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
..................... 12 10,953
Semiconductors & Semiconductor Equipment — 0.5%
(c)
Entegris, Inc., 4.75%, 04/15/29 ......... 88 84,335
Synaptics, Inc., 4.00%, 06/15/29 ......... 15 13,500
97,835
Software — 5.2%
(c)
Boxer Parent Co., Inc.
7.13% , 10/02/25 .................. 11 11,010
9.13% , 03/01/26 .................. 59 58,978
Capstone Borrower, Inc., 8.00%, 06/15/30 ... 22 22,828
Central Parent, Inc., 7.25%, 06/15/29 ...... 59 60,228
Clarivate Science Holdings Corp.
3.88% , 07/01/28 .................. 75 69,389
4.88% , 07/01/29 .................. 66 61,059
Cloud Software Group, Inc.
6.50% , 03/31/29 .................. 231 219,210
9.00% , 09/30/29 .................. 122 117,012
Elastic NV, 4.13%, 07/15/29 ........... 30 26,997
Fair Isaac Corp., 4.00%, 06/15/28 ........ 19 17,747
McAfee Corp., 7.38%, 02/15/30 ......... 41 37,599
MicroStrategy, Inc., 6.13%, 06/15/28 ...... 39 37,624

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Sabre GLBL, Inc.
8.63% , 06/01/27 .................. USD 32 $ 28,081
11.25% , 12/15/27 ................. 2 1,877
SS&C Technologies, Inc., 5.50%, 09/30/27 .. 55 53,777
UKG, Inc., 6.88%, 02/01/31 ............ 199 202,727
Veritas US, Inc., 7.50%, 09/01/25 ........ 27 24,755
ZoomInfo Technologies LLC, 3.88%, 02/01/29 50 45,009
1,095,907
Specialized REITs — 0.4%
Iron Mountain, Inc., 7.00%, 02/15/29
(c)
..... 37 37,705
SBA Communications Corp., 3.13%, 02/01/29 43 37,948
75,653
Specialty Retail — 1.3%
Arko Corp., 5.13%, 11/15/29
(c)
.......... 10 8,277
Asbury Automotive Group, Inc.
4.50% , 03/01/28 .................. 9 8,569
4.75% , 03/01/30 .................. 2 1,842
5.00% , 02/15/32
(c)
................. 9 8,154
Carvana Co.
(c)(h)
12.00% , ( 12.00 % Cash or 12.00 % PIK),
12/01/28 ..................... 10 9,371
13.00% , ( 13.00 % Cash or 13.00 % PIK),
06/01/30 ..................... 7 6,518
14.00% , ( 14.00 % Cash or 14.00 % PIK),
06/01/31 ..................... 12 11,013
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
... 31 28,820
Ken Garff Automotive LLC, 4.88%, 09/15/28
(c)
11 10,174
Penske Automotive Group, Inc., 3.50%,
09/01/25 ...................... 30 29,196
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(c)
................ 5 4,966
White Cap Buyer LLC, 6.88%, 10/15/28
(c)
... 129 126,529
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(c) (h)
............ 24 23,977
277,406
Technology Hardware, Storage & Peripherals — 0.3%
Seagate HDD Cayman
(c)
8.25% , 12/15/29 .................. 30 32,234
8.50% , 07/15/31 .................. 32 34,581
66,815
Textiles, Apparel & Luxury Goods — 0.2%
(c)
Crocs, Inc., 4.13%, 08/15/31 ........... 16 13,863
Hanesbrands, Inc., 4.88%, 05/15/26 ...... 10 9,736
Levi Strauss & Co., 3.50%, 03/01/31 ...... 24 21,055
44,654
Trading Companies & Distributors — 2.4%
(c)
Beacon Roofing Supply, Inc., 6.50%, 08/01/30 15 15,221
Fortress Transportation & Infrastructure
Investors LLC
6.50% , 10/01/25 .................. 45 44,933
9.75% , 08/01/27 .................. 19 19,673
5.50% , 05/01/28 .................. 47 45,539
7.88% , 12/01/30 .................. 43 45,155
Foundation Building Materials, Inc., 6.00%,
03/01/29 ...................... 7 6,437
H&E Equipment Services, Inc., 3.88%, 12/15/28 2 1,831
Herc Holdings, Inc., 5.50%, 07/15/27 ...... 36 35,359
Imola Merger Corp., 4.75%, 05/15/29 ...... 15 14,065
SRS Distribution, Inc.
4.63% , 07/01/28 .................. 51 51,373
6.13% , 07/01/29 .................. 42 42,829
6.00% , 12/01/29 .................. 55 56,183
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
United Rentals North America, Inc.
6.00% , 12/15/29 .................. USD 63 $ 63,417
6.13% , 03/15/34 .................. 11 11,014
WESCO Distribution, Inc.
7.25% , 06/15/28 .................. 19 19,398
6.38% , 03/15/29 .................. 14 14,144
6.63% , 03/15/32 .................. 14 14,226
500,797
Transportation Infrastructure — 0.0%
Rand Parent LLC, 8.50%, 02/15/30
(c)
...... 2 1,981
Total Corporate Bonds — 93 .8%
(Cost: $ 19,617,752 ) ............................... 19,587,523
Floating Rate Loan Interests
Diversified Telecommunication Services — 0.0%
Lumen Technologies, Inc., Term Loan ,
01/01/28
(f) (l) (m)
.................... 4 3,435
Total Floating Rate Loan Interests — 0 .0%
(Cost: $ 3,994 ) .................................. 3,435
Shares
Shares
Investment Companies
iShares iBoxx $ High Yield Corporate Bond
ETF
(n) (o)
........................ 5,700 443,061
Total Investment Companies — 2 .1%
(Cost: $ 420,670 ) ................................. 443,061
Beneficial Interest
(000)
Other Interests
(p)
Capital Markets — 0.0%
(a)(d)
Lehman Brothers Holdings Capital Trust Escrow
Bonds ......................... 110 110
Lehman Brothers Holdings Capital Trust Escrow
Bonds ......................... 30 30
Total Other Interests — 0 .0%
(Cost: $ — ) ..................................... 140
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 1.3%
Banks — 0.3%
(f)(g)
Citigroup, Inc. , Series Y , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.00%), 4.15% ................... 10 9,211
JPMorgan Chase & Co. , Series Q , (3-mo. CME
Term SOFR + 3.51%), 8.82% ......... 20 19,991
PNC Financial Services Group, Inc. (The)
Series V , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ....................... 20 19,948
Series W , (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ....................... 17 16,476
65,626

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets — 0.3%
Goldman Sachs Group, Inc. (The) , Series R , (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.22%), 4.95%
(f) (g)
.... USD 70 $ 68,843
Consumer Finance — 0.0%
General Motors Financial Co., Inc. , Series C ,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70%
(f) (g)
10 9,588
Electric Utilities — 0.3%
(f)(g)
Edison International
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ....................... 10 9,677
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ....................... 19 18,000
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(c)
................. 29 31,109
58,786
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(c) (f) (g)
...................... 34 33,665
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.2%
Energy Transfer LP , Series H , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(f) (g)
.......... USD 35 $ 34,305
Total Preferred Securities — 1 .3%
(Cost: $ 272,401 ) ................................. 270,813
Total Long-Term Investments — 97.9%
(Cost: $ 20,468,170 ) ............................... 20,463,164
Shares
Shares
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19%
(n) (q)
.................. 324,415 324,415
Total Short-Term Securities — 1 .6%
(Cost: $ 324,415 ) ................................. 324,415
Total Investments — 99 .5%
(Cost: $ 20,792,585 ) ............................... 20,787,579
Other Assets Less Liabilities — 0.5% .................... 99,851
Net Assets — 100.0% ...............................
$ 20,887,430
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $8,662, representing less than 0.05% of its net assets as of period end, and an original cost of $25,124.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)
Perpetual security with no stated maturity date.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Convertible security.
(j)
Zero-coupon bond.
(k)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(l)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(n)
Affiliate of the Fund.
(o)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(p)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 258,917 $ 65,498
(a)
$ — $ — $ — $ 324,415 324,415 $ 5,102 $ —
iShares iBoxx $ High Yield
Corporate Bond ETF .... 441,123 — — — 1,938 443,061 5,700 4,686 —
$ — $ 1,938 $ 767,476 $ 9,788 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 404,000 USD 440,501 Citibank NA 06/20/24 $ (3,231)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
42.V1 ........... 5 .00 % Quarterly 06/20/29 B+ USD 200 $ 14,667 $ 13,911 $ 756
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Capital Markets ........................................ $ — $ 8,662 $ — $ 8,662
Containers & Packaging .................................. 15,931 — — 15,931
Electrical Equipment ..................................... 21,603 — — 21,603
Hotels, Restaurants & Leisure .............................. 12,585 — — 12,585
Metals & Mining ........................................ 40,616 — — 40,616
Oil, Gas & Consumable Fuels ............................... 7,079 — — 7,079
Specialized REITs ...................................... 51,716 — — 51,716
Corporate Bonds ........................................ — 19,587,523 — 19,587,523
Floating Rate Loan Interests ................................. — — 3,435 3,435
Investment Companies .................................... 443,061 — — 443,061

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Portfolio

Level 1 Level 2 Level 3 Total
Other Interests .......................................... $ — $ 140 $ — $ 140
Preferred Securities ....................................... — 270,813 — 270,813
Short-Term Securities
Money Market Funds ...................................... 324,415 — — 324,415
$ 917,006 $ 19,867,138 $ 3,435 $ 20,787,579
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 756 $ — $ 756
Liabilities
Foreign currency exchange contracts ............................ — (3,231) — (3,231)
$ — $ (2,475) $ — $ (2,475)
(a)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.
Currency Abbreviation
EUR Euro
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
ETF Exchange-Traded Fund
LIBOR London Interbank Offered Rate
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End (continued)